SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details)	Jun. 30, 2025	Jun. 30, 2024
Period End SGD US Dollar One Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign Currency Exchange Rate, Translation	1.2750	1.3552
Average SGD:US$1 exchange rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign Currency Exchange Rate, Translation	1.3198	1.3517
Period End AUD US Dollar One Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign Currency Exchange Rate, Translation	0.6533	0.6676
Average AUD US Dollar One Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign Currency Exchange Rate, Translation	0.6346	0.6641
Period End EUR US Dollar One Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign Currency Exchange Rate, Translation	1.1723	1.0711
Average EUR US Dollar One Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign Currency Exchange Rate, Translation	1.0975	1.0763
Period End JPY US Dollar One Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign Currency Exchange Rate, Translation	144	160
Average JPY US Dollar One Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign Currency Exchange Rate, Translation	147	157
Period End KRW US Dollar One Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign Currency Exchange Rate, Translation	1,337	1,376
Average KRW US Dollar One Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign Currency Exchange Rate, Translation	1,400	1,379
Period End GBP US Dollar One Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign Currency Exchange Rate, Translation	1.3719	1.2640
Average GBP US Dollar One Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign Currency Exchange Rate, Translation	1.3071	1.2716